SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Reportable Operating Segments
	US dollars
(in thousands)	Telematics services	Telematics products	Total

Year ended December 31, 2022
Revenues	209,558	83,514	293,072
Operating income	56,287	2,487	58,774
Assets	97,244	35,436	132,680
Goodwill	33,990	5,520	39,510
Expenditures for assets	18,705	1,320	20,025
Depreciation and amortization	12,679	1,959	14,638

Year ended December 31, 2021
Revenues	189,649	81,235	270,884
Operating income	48,072	6,543	54,615
Assets	79,535	38,312	117,847
Goodwill	34,215	5,784	39,999
Expenditures for assets	9,057	1,053	10,110
Depreciation and amortization	11,411	2,142	13,553

Year ended December 31, 2020
Revenues	182,944	62,683	245,627
Operating income (loss)	28,666	(835)	27,831
Assets	89,939	22,425	112,364
Goodwill	34,152	5,710	39,862
Expenditures for assets	6,116	1,142	7,258
Depreciation and amortization	12,471	2,008	14,479
Impairment of goodwill	9,479	1,029	10,508
Impairment of intangible assets	1,869	1,792	3,661

Schedule of Reporting Information from Segments to Consolidated Totals
	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020

Total revenues of reportable segment and consolidated revenues	293,072	270,884	245,627

Operating income
Total operating income for reportable segments	58,774	54,615	27,831
Unallocated amounts:
Financing income, net	(5,944)	(5,538)	1,480
Other expense, net	-	(109)	(272)
Consolidated income before taxes on income	52,830	48,968	29,039

Assets
Total assets for reportable segments (*)	172,190	157,846	152,226
Other unallocated amounts:
Current assets	72,190	93,244	117,295
Investments in affiliated and other companies	2,967	2,751	2,171
Property and equipment, net	14,795	15,783	17,180
Other unallocated amounts	28,785	23,397	23,600
Consolidated total assets (at year end)	290,927	293,021	312,472

Other significant items
Total expenditures for assets of reportable segments	20,025	10,110	7,258
Unallocated amounts	6,480	6,516	2,976
Consolidated total expenditures for assets	26,505	16,626	10,234

Total depreciation, amortization and impairment for reportable segments	14,638	13,553	28,648
Unallocated amounts	5,496	4,543	4,352
Consolidated total depreciation, amortization and impairment	20,134	18,096	33,000

Schedule of Revenues and Long-Lived Assets by Geographical Areas
	Revenues
	Year ended December 31,
(in thousands)	2022	2021	2020

Israel	150,423	140,569	120,515
Brazil	69,091	57,764	61,470
Others	73,558	72,551	63,642
Total	293,072	270,884	245,627
	Property and equipment, net
	December 31,
(in thousands)	2022	2021	2020

Israel	13,138	14,524	13,784
Brazil	23,488	13,617	14,462
Others	8,972	7,511	9,407
Total	45,598	35,652	37,653

Schedule of Major Product Lines and Timing of Revenue Recognition
	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2021			Year ended December 31, 2022
	Telematics services	Telematics products	Total	Telematics services	Telematics products	Total
At a point of time	-	78,947	78,947	-	81,342	81,342
Over a period of time	189,649	2,288	191,937	209,558	2,172	211,730
	189,649	81,235	270,884	209,558	83,514	293,072
	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2020
	Telematics services	Telematics products	Total
At a point of time	-	60,953	60,953
Over a period of time	182,944	1,730	184,674
	182,944	62,683	245,627